Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 7 – INTANGIBLE ASSETS

The components of intangible assets that are carried at cost less accumulated amortization are as follows (in thousands of Korean Won):

	March 31, 2019						December 31, 2018
Description	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
Industrial Property Rights	￦	5,960	￦	(5,331)	￦	629	￦	5,960	￦	(5,260)	￦	700
Software		62,782		(62,782)		-		62,782		(62,782)		-
Customers relationship		500,000		(225,000)		275,000		500,000		(200,000)		300,000
Other		22,021		(20,645)		1,376		22,020		(20,565)		1,455
Total	￦	590,763	￦	(313,758)	￦	277,005	￦	590,762	￦	(288,607)	￦	302,155

Amortization expense for intangible assets was ￦25,149 thousand and ￦25,225 thousand for the periods ended March 31, 2019 and 2018, respectively.

The following table outlines the estimated future amortization expense related to intangible assets held as of March 31, 2019 (in thousands of Korean Won):

Year Ending December 31,
2019	￦	75,674
2020		100,794
2021		100,479
2022		58
Total	￦	277,005

NOTE 7 – INTANGIBLE ASSETS

The components of intangible assets that are carried at cost less accumulated amortization are as follows (in thousands of Korean Won):

	December 31, 2018						December 31, 2017
Description	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
Industrial Property Rights	￦	5,960	￦	5,260	￦	700	￦	5,960	￦	(4,841)	￦	1,119
Software		62,782		62,782		0		62,782		(62,782)		-
Customers relationship		500,000		200,000		300,000		500,000		(100,000)		400,000
Other		22,020		20,565		1,455		22,020		(20,086)		1,934
Total	￦	590,762	￦	288,607	￦	302,155	￦	590,762	￦	(187,709)	￦	403,053

Amortization expense for intangible assets was ￦100,899 thousand and ￦106,582 thousand for the years ended December 31, 2018 and 2017, respectively.

The following table outlines the estimated future amortization expense related to intangible assets held as of December 31, 2018 (in thousands of Korean Won):

Year Ending December 31,
2019	￦	100,899
2020		100,759
2021		100,479
2022		18
Total	￦	302,155